Material Cybersecurity Incident Disclosure - Dec. 15, 2025 account in Millions, ₩ in Billions, $ in Billions	KRW (₩) numberOfCustomers account	USD ($) numberOfCustomers account
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]	On December 24, 2025 (PST) and December 28, 2025 (PST), Coupang Corp., a wholly-owned Korean subsidiary (“Coupang Corp.”) of Coupang, Inc. (“Coupang, Inc.,” “our,” or “we”) (Coupang Corp., together with Coupang, Inc. and its subsidiaries and affiliates, “Coupang,”), issued updates (collectively, the “Updates”) on the cybersecurity incident (the “Incident”) disclosed in the Current Report on Form 8-K filed by Coupang, Inc. with the U.S. Securities and Exchange Commission (the “SEC”) on December 16, 2025. The Updates provided, in part, that the perpetrator of the Incident has been identified, is cooperating with Coupang and investigators, and has turned over all devices used in the Incident	On December 24, 2025 (PST) and December 28, 2025 (PST), Coupang Corp., a wholly-owned Korean subsidiary (“Coupang Corp.”) of Coupang, Inc. (“Coupang, Inc.,” “our,” or “we”) (Coupang Corp., together with Coupang, Inc. and its subsidiaries and affiliates, “Coupang,”), issued updates (collectively, the “Updates”) on the cybersecurity incident (the “Incident”) disclosed in the Current Report on Form 8-K filed by Coupang, Inc. with the U.S. Securities and Exchange Commission (the “SEC”) on December 16, 2025. The Updates provided, in part, that the perpetrator of the Incident has been identified, is cooperating with Coupang and investigators, and has turned over all devices used in the Incident
Material Cybersecurity Incident Scope [Text Block]	The Updates provided, in part, that the perpetrator of the Incident has been identified, is cooperating with Coupang and investigators, and has turned over all devices used in the Incident. Further, the investigation to date indicates that while approximately 33 million accounts were accessed, the perpetrator only saved limited data from approximately 3,000 customer accounts, and such customer data has been deleted without having been shared with a third party.	The Updates provided, in part, that the perpetrator of the Incident has been identified, is cooperating with Coupang and investigators, and has turned over all devices used in the Incident. Further, the investigation to date indicates that while approximately 33 million accounts were accessed, the perpetrator only saved limited data from approximately 3,000 customer accounts, and such customer data has been deleted without having been shared with a third party.
Material Cybersecurity Incident Timing [Text Block]	On December 24, 2025 (PST) and December 28, 2025 (PST), Coupang Corp., a wholly-owned Korean subsidiary (“Coupang Corp.”) of Coupang, Inc. (“Coupang, Inc.,” “our,” or “we”) (Coupang Corp., together with Coupang, Inc. and its subsidiaries and affiliates, “Coupang,”), issued updates (collectively, the “Updates”) on the cybersecurity incident (the “Incident”) disclosed in the Current Report on Form 8-K filed by Coupang, Inc. with the U.S. Securities and Exchange Commission (the “SEC”) on December 16, 2025.	On December 24, 2025 (PST) and December 28, 2025 (PST), Coupang Corp., a wholly-owned Korean subsidiary (“Coupang Corp.”) of Coupang, Inc. (“Coupang, Inc.,” “our,” or “we”) (Coupang Corp., together with Coupang, Inc. and its subsidiaries and affiliates, “Coupang,”), issued updates (collectively, the “Updates”) on the cybersecurity incident (the “Incident”) disclosed in the Current Report on Form 8-K filed by Coupang, Inc. with the U.S. Securities and Exchange Commission (the “SEC”) on December 16, 2025.
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	In addition, Coupang Corp. announced a customer compensation program to issue approximately 1.685 trillion won (approximately $1.2 billion) worth of vouchers, starting January 15, 2026, to customers who were notified of the Incident at the end of November 2025 that may be applied towards future Coupang purchases. These vouchers will be reflected as reductions to the selling price and revenue recognized on each corresponding transaction.	In addition, Coupang Corp. announced a customer compensation program to issue approximately 1.685 trillion won (approximately $1.2 billion) worth of vouchers, starting January 15, 2026, to customers who were notified of the Incident at the end of November 2025 that may be applied towards future Coupang purchases. These vouchers will be reflected as reductions to the selling price and revenue recognized on each corresponding transaction.
Material Cybersecurity Incident Material Impact, Approximate Number Of Accounts Accessed | account	33	33
Material Cybersecurity Incident Material Impact, Approximate Number Of Customers From Which Limited Data Were Saved | numberOfCustomers	3,000	3,000
Material Cybersecurity Incident Material Impact, Customer Compensation Program Value	₩ 1,685	$ 1.2